Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of ownership structure of the subsidiaries and VIEs
As of December 31, 2020, the Company’s principal subsidiaries, consolidated VIEs and subsidiaries of VIEs are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
The Company:
Pintec Technology Holdings Limited (“Pintec”)	March 2, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries:
Sky City (Beijing) Technology Co., Ltd. (“Sky City WFOE”)	December 22, 2016	The PRC	100%	Investment holding
Anxunying (Tianjin) Commercial Factoring Co., Ltd. (“Anxunying Tianjin”)	December 3, 2018	The PRC	100%	Lending solution business
Pintec (Beijing) Technology Co., Ltd (“Pintec Beijing WFOE”)	December 21, 2016	The PRC	100%	Investment holding
Qilehui Credit Information Co., Ltd (“Qilehui”)	August 31, 2020	The PRC	100%	Corporate credit investigation
FT Synergy Pte. Ltd. (“FT Singapore”)	December 21, 2018	Singapore	100%	Lending solution business
Infrarisk Pty Ltd. (“Infrarisk Australia”)	April 30, 2019	Australia	100%	Lending solution business

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Infrarisk Limited (“Infrarisk UK”)	April 30, 2019	The United Kingdom	100%	Lending solution business
VIEs and VIEs subsidiaries (referred to as “Pintec Operating Entities”):
Beijing Hongdian Fund Distributor Co., Ltd. (“Beijing Hongdian”)	April 13, 2015	The PRC	100%	Wealth management solution business
Shanghai Anquying Technology Co., Ltd. (“Shanghai Anquying”)	November 16, 2015	The PRC	100%	Lending solution business
Myfin Insurance Broker Co., Ltd (“Myfin Insurance”)	December 17, 2015	The PRC	60%	Insurance solution business
Anquying (Tianjin) Technology Co., Ltd. (“Tianjin Anquying”)	January 29, 2016	The PRC	100%	Lending solution business
Xuanji Intelligence (Beijing) Technology Co., Ltd. (“Beijing Xuanji”)	May 31, 2016	The PRC	100%	Wealth management solution business
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. (“Shenzhen Minheng”)	June 30, 2016	The PRC	100%	Lending solution business
Pintec Jinke (Beijing) Technology Information Co., Ltd., (formerly known as Hezi (Beijing) Consultants Co., Ltd) (“Beijing Jinke”)	January 3, 2017	The PRC	100%	Wealth management solution business
Ganzhou Dumiao Intelligence Technology Co., Ltd (formerly known as Anquying (Ganzhou) Technology Co., Ltd.) (“Ganzhou Anquying”)	May 27, 2017	The PRC	100%	Lending solution business
Anquyun (Tianjin) Technology Co., Ltd. (“Tianjin Anquyun”)	January 2, 2018	The PRC	100%	Lending solution business
Beijing Xinshun Dingye Technology Co., Ltd. (“Xinshundingye”)	January 30, 2019	The PRC	100%	Wealth management solution business
Ganzhou Aixin Network Micro Finance Co., Ltd, (formerly known as Ganzhou Jimu Micro Finance Co., Ltd.) (“Ganzhou Micro Finance”)	March 21, 2019	The PRC	100%	Micro-loan Lending
Shenzhen Xiaogang Technology Co., Ltd. (“Shenzhen Xiaogang”)	March 25, 2019	The PRC	100%	Wealth management solution business
Pintec Yunke (Ganzhou) Technology Information Co., Ltd. (“Pintec Yunke”)	May 9, 2019	The PRC	100%	Lending solution business

Schedule of consolidated financial information of the VIEs directly attributable to the predecessor operations were included in Group's consolidated financial statements
The following consolidated financial information of the Group’s VIEs as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 were included in the Group’s consolidated financial statements as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Total assets	931,287	440,444
Total liabilities	1,135,535	476,397

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Total net revenues	1,601,037	1,272,943	352,604
Net income /(loss)	322,605	(520,791)	(111,765)

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	470,404	404,851	128,082
Net cash provided by/(used in) investing activities	859,941	(165,957)	303,260
Net cash (used in)/provided by financing activities	(961,263)	86,906	(679,498)

Schedule of expenses allocated from Jimu Parent
The following tables set forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from Jimu Parent for the years ended December 31, 2018 and 2019.

For the year ended December 31, 2018:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	214	229	443
Sales and marketing expenses	3,147	2,044	5,191
General and administrative expenses	28,945	4,194	33,139
Research and development expenses	4,190	5,724	9,914

Total	36,496	12,191	48,687

For the year ended December 31, 2019:	Share based compensation	Others	Total
	RMB	RMB	RMB
Cost of revenues	24	153	177
Sales and marketing expenses	1,604	393	1,997
General and administrative expenses	18,776	787	19,563
Research and development expenses	2,030	1,227	3,257

Total	22,434	2,560	24,994